Taxes (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)
Taxes [Line Items]
Statutory income tax rate percentage	25.00%
Net operating losses carried forward	$ 4,031,874
Unrecognized tax benefits	$ 2,639,258		$ 2,573,830
Underpayment of taxes | ¥		¥ 100
Hong Kong [Member]
Taxes [Line Items]
Statutory income tax rate percentage	16.50%
Foreign Investment Enterprises [Member]
Taxes [Line Items]
Foreign income tax rate	25.00%